Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 70% Portfolio

September 30, 2020

VF70-QTLY-1120
1.837321.114

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 77.9%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	346,021	$2,515,571
Fidelity Contrafund (a)	1,741,870	29,054,397
Fidelity Emerging Asia Fund (a)	88,774	5,519,061
Fidelity Emerging Markets Discovery Fund (a)	422,411	5,926,428
Fidelity Emerging Markets Fund (a)	548,306	21,630,676
Fidelity Equity-Income Fund (a)	718,203	39,687,898
Fidelity Europe Fund (a)	365,293	13,508,534
Fidelity Global Commodity Stock Fund (a)	625,776	6,827,214
Fidelity Gold Portfolio (a)	949,996	30,836,881
Fidelity International Capital Appreciation Fund (a)	1,243,630	31,227,550
Fidelity International Discovery Fund (a)	635,945	30,309,154
Fidelity International Enhanced Index Fund (a)	2,811,535	25,275,701
Fidelity International Small Cap Fund (a)	571,591	14,638,450
Fidelity International Small Cap Opportunities Fund (a)	707,412	15,117,394
Fidelity International Value Fund (a)	2,651,644	19,065,323
Fidelity Japan Fund (a)	1,236,577	21,899,772
Fidelity Japan Smaller Companies Fund (a)	986,328	16,905,669
Fidelity Large Cap Value Enhanced Index Fund (a)	1,794,811	22,004,380
Fidelity Low-Priced Stock Fund (a)	1,035,141	44,676,686
Fidelity Overseas Fund (a)	2,601,413	138,941,482
Fidelity Pacific Basin Fund (a)	356,633	14,136,948
Fidelity Real Estate Investment Portfolio (a)	59,382	2,248,213
Fidelity Stock Selector All Cap Fund (a)	13,358,208	690,085,051
Fidelity U.S. Low Volatility Equity Fund (a)	4,061,354	41,263,354
Fidelity Value Discovery Fund (a)	703,484	19,261,392
TOTAL EQUITY FUNDS
(Cost $1,133,186,789)		1,302,563,179

Fixed-Income Funds - 21.3%
Fidelity High Income Fund (a)	2,318,660	19,523,113
Fidelity Inflation-Protected Bond Index Fund (a)	6,092,835	66,899,323
Fidelity New Markets Income Fund (a)	994,117	14,225,815
Fidelity U.S. Bond Index Fund (a)	20,412,178	255,968,711
TOTAL FIXED-INCOME FUNDS
(Cost $320,253,347)		356,616,962

Money Market Funds - 0.3%
Fidelity Cash Central Fund 0.10% (b)
(Cost $5,058,510)	5,057,498	5,058,510
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.14% 10/15/20 to 12/24/20 (c)
(Cost $8,128,638)	8,130,000	8,128,610
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,466,627,284)		1,672,367,261
NET OTHER ASSETS (LIABILITIES) - 0.0%		(771,170)
NET ASSETS - 100%		$1,671,596,091

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	120	Dec. 2020	$11,119,200	$(208,940)	$(208,940)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	432	Dec. 2020	72,403,200	(833,149)	(833,149)
TOTAL FUTURES CONTRACTS					$(1,042,089)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 4.3%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,103,727.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,832
Total	$36,832

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$2,882,353	$--	$--	$--	$--	$(366,782)	$2,515,571
Fidelity Contrafund	31,563,908	963,475	8,863,352	223,077	711,713	4,678,653	29,054,397
Fidelity Emerging Asia Fund	5,056,221	46,004	976,983	--	(18,759)	1,412,578	5,519,061
Fidelity Emerging Markets Discovery Fund	8,204,814	80,175	1,689,925	--	(530,546)	(138,090)	5,926,428
Fidelity Emerging Markets Fund	27,130,006	329,227	7,019,913	--	28,536	1,162,820	21,630,676
Fidelity Equity-Income Fund	32,259,723	13,391,198	3,094,918	353,996	(331,304)	(2,536,801)	39,687,898
Fidelity Europe Fund	15,326,274	1,488,644	2,982,117	--	(586,628)	262,361	13,508,534
Fidelity Global Commodity Stock Fund	13,950,313	304,253	4,439,170	--	(1,839,146)	(1,149,036)	6,827,214
Fidelity Gold Portfolio	24,555,059	899,832	2,595,658	163,314	417,606	7,560,042	30,836,881
Fidelity High Income Fund	--	18,778,464	771,763	386,977	12,251	1,504,161	19,523,113
Fidelity Inflation-Protected Bond Index Fund	73,633,252	4,750,321	17,819,141	162,125	908,747	5,426,144	66,899,323
Fidelity International Capital Appreciation Fund	9,860,978	17,905,804	1,069,201	--	(42,819)	4,572,788	31,227,550
Fidelity International Discovery Fund	24,293,262	5,662,599	1,303,526	--	(67,921)	1,724,740	30,309,154
Fidelity International Enhanced Index Fund	28,283,699	7,525,072	7,091,258	--	(1,586,608)	(1,855,204)	25,275,701
Fidelity International Small Cap Fund	16,809,087	1,620,742	2,017,694	--	(440,700)	(1,332,985)	14,638,450
Fidelity International Small Cap Opportunities Fund	16,365,812	1,611,583	2,936,952	--	(189,667)	266,618	15,117,394
Fidelity International Value Fund	22,132,884	2,172,398	1,910,116	--	(504,323)	(2,825,520)	19,065,323
Fidelity Japan Fund	36,357,727	751,781	16,118,465	--	1,096,490	(187,761)	21,899,772
Fidelity Japan Smaller Companies Fund	26,262,226	--	8,709,002	--	(1,537,016)	889,461	16,905,669
Fidelity Large Cap Value Enhanced Index Fund	12,550,326	12,174,650	1,607,009	--	(243,055)	(870,532)	22,004,380
Fidelity Long-Term Treasury Bond Index Fund	16,174,948	480,934	19,712,107	212,839	4,385,326	(1,329,101)	--
Fidelity Low-Priced Stock Fund	29,486,047	22,708,695	3,334,250	2,094,378	(488,993)	(3,694,813)	44,676,686
Fidelity Mega Cap Stock Fund	48,368,365	492,128	40,041,500	--	(12,368,483)	3,549,490	--
Fidelity New Markets Income Fund	15,115,710	835,282	924,868	456,415	(52,267)	(748,042)	14,225,815
Fidelity Overseas Fund	143,675,789	14,976,528	20,709,311	--	(2,136,298)	3,134,774	138,941,482
Fidelity Pacific Basin Fund	8,654,152	4,162,956	654,729	--	(26,207)	2,000,776	14,136,948
Fidelity Real Estate Investment Portfolio	15,806,856	291,802	10,047,795	73,095	(3,317,458)	(485,192)	2,248,213
Fidelity Stock Selector All Cap Fund	671,994,691	24,270,411	52,179,734	--	(4,034,511)	50,034,194	690,085,051
Fidelity U.S. Bond Index Fund	256,661,866	18,663,894	32,807,710	4,219,419	910,622	12,540,039	255,968,711
Fidelity U.S. Low Volatility Equity Fund	--	39,480,348	1,449,329	12,356	35,635	3,196,700	41,263,354
Fidelity Value Discovery Fund	15,353,100	7,013,347	1,526,656	123,306	(207,741)	(1,370,658)	19,261,392
	1,648,769,448	223,832,547	276,404,152	8,481,297	(22,043,524)	85,025,822	1,659,180,141

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date.The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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